CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 28, 2015	Feb. 28, 2014
Current Assets
Cash and cash equivalents	$ 23,692	$ 18,992
Trade receivables	48,626	17,408
Inventory	24,294	30,416
Other current assets	5,834	5,909
Deferred tax asset	61	69
Total Current Assets	102,507	72,794
Long Term Assets
Property and equipment	4,322	3,168
Deferred tax asset	1,485	1,536
Deferred financing cost	18	60
Intangible assets	794	1,635
Goodwill	11,927	11,927
Total Long Term Assets	18,546	18,326
Total Assets	121,053	91,120
Current Liabilities
Accounts payable and accrued liabilities	40,163	29,964
Deferred revenue	830	984
Capital lease obligation	514	1,795
Total Current Liabilities	41,507	32,743
Long Term Liabilities
Debt facility	32,400	15,000
Other long term liabilities	1,139	574
Warrant liability	1,239	1,360
Total Long Term Liabilities	34,778	16,934
Commitments
Shareholders' equity
Capital stock	220,952	198,593
Contributed surplus	8,388	7,118
Deficit	(175,921)	(154,505)
Accumulated other comprehensive loss	(9,618)	(9,682)
Total Shareholders' equity	43,801	41,524
Non-controlling interests	967	(81)
Total Equity	44,768	41,443
Total Liabilities and Equity	$ 121,053	$ 91,120
Shares issued and outstanding	75,290,818	58,008,746